Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
Undiscounted Lease Payments under Operating Leases
The undiscounted lease payments under operating leases to be received after 31 December are analysed as follows:

	2024 US$’000	2023 US$’000	2022 US$’000
Less than one year	110,715	87,459	65,878
One to two years	42,329	25,830	11,712
Two to five years	9,348	8,960	20,640
	162,392	122,249	98,230

Future Minimum Capital Contributions
The future minimum capital contributions to be made at the balance sheet date but not yet recognised are as follows:

	2024 US$’000	2023 US$’000	2022 US$’000
Less than one year	52,917	28,394	83,450
One to two years	16,778	58,079	—
Two to five years	—	19,360	—
	69,695	105,833	83,450